Borrowings (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Borrowings [Abstract]
2021	$ 185,447
2022	169,312
2023	245,343
2024	23,611
2025	54,000
Total	$ 677,713